Banking Facilities	12 Months Ended
Dec. 31, 2022
Banking Facilities [Abstract]
Banking Facilities

Note 16 — Banking Facilities

On July 8, 2020, Fe-da Electronics received a revised USD 2.0 million (approximately RMB 13.0 million) banking facility from DBS Bank, ltd. (“DBS”) to replace the old banking facility dated July 4, 2019. The revised banking facility is available for utilization from July 8, 2020 to July 8, 2021 with interest rate of approximately 5% – 5.5%. The facility can be used as inventory/stock financing facility or trade facilities. Fe-Da mainly used the credit facilities for inventory financing. The funds are released from DBS to vendors directly and FE-DA is required to pay DBS in 60 days.

During the year ended December 31, 2020, Fe-da Electronics repaid RMB 16,062,786 to the credit line. Interest expense pertaining to the above facility for the year ended December 31, 2020 amounted to RMB 87,460. During the year ended December 31, 2021, Fe-da Electronics borrowed additional RMB 7,628,698 and repaid RMB 20,531,708 to the credit line. Interest expense pertaining to the above facility for the year ended December 31, 2021 amounted to RMB 50,198. The outstanding balance of the facility has been paid off. As the owner of Fe-da Electronics has been changed after the acquisition, the revised banking facility is no longer available for utilization starting from February 2021.